AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.8%
Information Technology – 29.5%
Communications Equipment – 0.8%
Arista Networks, Inc.(a) (b)	260,864	$54,494,490
Motorola Solutions, Inc.	354,069	55,964,146

		110,458,636

Electronic Equipment, Instruments & Components – 2.0%
Amphenol Corp. - Class A	758,575	85,597,603
Cognex Corp.	951,122	62,678,940
IPG Photonics Corp.(b)	696,479	129,517,235

		277,793,778

IT Services – 7.3%
PayPal Holdings, Inc.(b)	1,889,193	351,635,493
Visa, Inc. - Class A(a)	3,543,231	643,840,505

		995,475,998

Semiconductors & Semiconductor Equipment – 7.1%
ASML Holding NV ADR	413,760	149,454,249
NVIDIA Corp.	365,366	183,179,898
QUALCOMM, Inc.	1,881,202	232,065,079
Texas Instruments, Inc.	482,210	69,722,744
Xilinx, Inc.	2,826,770	335,509,331

		969,931,301

Software – 12.3%
Adobe, Inc.(b)	531,310	237,548,701
ANSYS, Inc.(b)	91,318	27,794,459
Fortinet, Inc.(b)	1,512,875	166,976,014
Microsoft Corp.	4,868,453	985,715,679
Paycom Software, Inc.(b)	215,666	78,521,834
Slack Technologies, Inc. - Class A(a) (b)	1,926,632	49,283,246
Splunk, Inc.(a) (b)	240,995	47,726,650
Tyler Technologies, Inc.(b)	249,679	95,971,614

		1,689,538,197

		4,043,197,910

Health Care – 23.1%
Biotechnology – 4.5%
Regeneron Pharmaceuticals, Inc.(b)	381,421	207,325,199
Vertex Pharmaceuticals, Inc.(b)	1,970,745	410,624,428

		617,949,627

Health Care Equipment & Supplies – 8.3%
ABIOMED, Inc.(b)	194,268	48,932,224
Align Technology, Inc.(b)	557,730	237,637,598
Edwards Lifesciences Corp.(b)	3,524,929	252,702,160
IDEXX Laboratories, Inc.(b)	425,807	180,891,330
Intuitive Surgical, Inc.(b)	624,081	416,311,954

		1,136,475,266

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.7%
UnitedHealth Group, Inc.	2,078,738	$634,306,113

Health Care Technology – 0.9%
Veeva Systems, Inc. - Class A(b)	469,497	126,787,665

Life Sciences Tools & Services – 1.1%
Illumina, Inc.(b)	333,290	97,553,983
Mettler-Toledo International, Inc.(b)	57,040	56,920,786

		154,474,769

Pharmaceuticals – 3.6%
Zoetis, Inc.	3,078,208	488,049,878

		3,158,043,318

Communication Services – 15.7%
Entertainment – 2.8%
Electronic Arts, Inc.(b)	2,337,076	280,051,817
Take-Two Interactive Software, Inc.(b)	686,683	106,380,931

		386,432,748

Interactive Media & Services – 12.9%
Alphabet, Inc. - Class C(b)	641,568	1,039,988,144
Facebook, Inc. - Class A(b)	2,732,795	719,025,692

		1,759,013,836

		2,145,446,584

Consumer Discretionary – 12.7%
Hotels, Restaurants & Leisure – 0.9%
Domino’s Pizza, Inc.	326,010	123,336,103

Internet & Direct Marketing Retail – 5.3%
Amazon.com, Inc.(b)	220,730	670,169,389
Etsy, Inc.(b)	437,389	53,182,129

		723,351,518

Specialty Retail – 4.0%
Burlington Stores, Inc.(a) (b)	462,972	89,622,120
Home Depot, Inc. (The)	1,353,894	361,097,069
TJX Cos., Inc. (The)	1,987,234	100,951,487

		551,670,676

Textiles, Apparel & Luxury Goods – 2.5%
NIKE, Inc. - Class B	2,874,694	345,193,256

		1,743,551,553

Consumer Staples – 5.6%
Beverages – 3.7%
Monster Beverage Corp.(b)	6,554,010	501,840,546

Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	737,533	263,756,551

		765,597,097

Company	Shares	U.S. $ Value

Industrials – 4.1%
Building Products – 0.9%
Allegion PLC	1,237,019	$121,846,371

Commercial Services & Supplies – 1.2%
Copart, Inc.(b)	1,439,475	158,860,461

Electrical Equipment – 0.4%
AMETEK, Inc.	543,340	53,355,988

Industrial Conglomerates – 1.3%
Roper Technologies, Inc.	496,003	184,185,754

Machinery – 0.3%
IDEX Corp.	257,807	43,927,735

		562,176,309

Materials – 1.8%
Chemicals – 1.8%
Sherwin-Williams Co. (The)	365,224	251,266,808

Financials – 0.3%
Capital Markets – 0.3%
S&P Global, Inc.	109,000	35,177,570

Total Common Stocks (cost $8,009,351,748)		12,704,457,149

SHORT-TERM INVESTMENTS – 7.1%
Investment Companies – 7.1%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.03%(c) (d) (e) (cost $969,855,114)	969,855,114	969,855,114

Total Investments – 99.9% (cost $8,979,206,862)(f)		13,674,312,263
Other assets less liabilities – 0.1%		12,892,847

Net Assets – 100.0%		$13,687,205,110

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,716,128,571 and gross unrealized depreciation of investments was $(21,023,170), resulting in net unrealized appreciation of $4,695,105,401.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Large Cap Growth Fund, Inc.

October 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$12,704,457,149	$—	$—	$12,704,457,149
Short-Term Investments	969,855,114	—	—	969,855,114

Total Investments in Securities	13,674,312,263	—	—	13,674,312,263
Other Financial Instruments(b)	—	—	—	—

Total	$13,674,312,263	$—	$—	$13,674,312,263

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2020 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,150,072	$582,150	$762,367	$969,855	$174